Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net sales
Total net sales	$ 170,236	$ 169,990	$ 324,069	$ 333,152
Cost of sales
Total cost of sales	86,589	86,598	164,772	172,880
Gross profit	83,647	83,392	159,297	160,272
Operating expenses
Research and development, net	23,689	23,251	48,799	47,885
Selling, general and administrative	61,887	65,186	118,892	130,061
Total operating expenses	85,576	88,437	167,691	177,946
Operating loss	(1,929)	(5,045)	(8,394)	(17,674)
Financial income (expense), net	(83)	429	(75)	685
Loss before income taxes	(2,012)	(4,616)	(8,469)	(16,989)
Income tax expenses	205	1,308	806	2,634
Share in losses of associated companies	(1,360)	(229)	(7,433)	(517)
Net loss	(3,577)	(6,153)	(16,708)	(20,140)
Net loss attributable to non-controlling interests	(26)	(166)	(116)	(296)
Net loss attributable to Stratasys Ltd.	$ (3,551)	$ (5,987)	$ (16,592)	$ (19,844)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.08)	$ (0.11)	$ (0.33)	$ (0.38)
Weighted average ordinary shares outstanding - basic and diluted	53,722	52,778	53,689	52,733
Comprehensive loss
Net loss	$ (3,577)	$ (6,153)	$ (16,708)	$ (20,140)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(3,222)	2,437	(1,211)	3,150
Unrealized gains (losses) on derivatives designated as cash flow hedges	(544)	(337)	(869)	186
Other comprehensive income (loss), net of tax	(3,766)	2,100	(2,080)	3,336
Comprehensive loss	(7,343)	(4,053)	(18,788)	(16,804)
Less: comprehensive loss attributable to non-controlling interests	(26)	(166)	(116)	(296)
Comprehensive loss attributable to Stratasys Ltd.	(7,317)	(3,887)	(18,672)	(16,508)
Products [Member]
Net sales
Total net sales	118,403	121,021	222,320	236,108
Cost of sales
Total cost of sales	53,262	54,723	98,480	109,203
Services [Member]
Net sales
Total net sales	51,833	48,969	101,749	97,044
Cost of sales
Total cost of sales	$ 33,327	$ 31,875	$ 66,292	$ 63,677